Long-Term Debt (Summary of changes in liabilities arising from financing activities) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	$ 500	$ 500
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500	500
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	0	500
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	0	750
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	0	550
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500	500
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500	500
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	750	750
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500	500
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	450	450
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	212	300
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500	500
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500	500
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	401	500
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500	500
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	489	500
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	750	750
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	500	500
Debentures Issued Note Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	120	125
Nutrien Notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged	$ 300
Debentures Issued Two Thousand and Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Senior notes and debentures exchanged		$ 1,500